Related Party Transactions and Arrangements (Schedule of Amount Contractually Due and Forgiven in Connection With Operation Related Services) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Paid [Member] | Total operation fees and reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 855	$ 0	$ 2,357	$ 0
Paid [Member] | One-time Fees [Member] | Acquisition fees and related expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	441	0	1,703	0
Paid [Member] | One-time Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	369	0	583	0
Paid [Member] | One-time Fees [Member] | Other expense reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	45	0	71	0
Paid [Member] | On-going Fees [Member] | Base management fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Paid [Member] | On-going Fees [Member] | Incentive fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Forgiven [Member] | Total operation fees and reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	278	50	664	50
Forgiven [Member] | One-time Fees [Member] | Acquisition fees and related expenses [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Forgiven [Member] | One-time Fees [Member] | Financing fees and related cost reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Forgiven [Member] | One-time Fees [Member] | Other expense reimbursements [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	0	0	0	0
Forgiven [Member] | On-going Fees [Member] | Base management fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	278	50	664	50
Forgiven [Member] | On-going Fees [Member] | Incentive fees [Member]
Related Party Transaction [Line Items]
Related party operation fees and reimbursements	$ 0	$ 0	$ 0	$ 0